Share-based Payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation expenses
Share-based compensation expenses	¥ (475,653)	¥ (302,941)	¥ (225,494)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(38,428)	(18,665)	(10,822)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(38,459)	(19,938)	(17,293)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(183,122)	(126,274)	(103,160)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (215,644)	¥ (138,064)	¥ (94,219)